Derivative Liabilities - Schedule of Derivative Liabilities on Convertible Loans (Details) (10-K) - USD ($)	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Liability, Outstanding balance	$ 586,749	$ 320,794	$ 245,988